Stockholders' equity - Summary of Cost of Shares Purchased and Average Cost of Treasury Shares and Market Price (Detail) - R$ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Average cost	R$ 37.05	R$ 6.59
Market price per share	37.69	30.00
Ordinary shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Cost per share	37.06
Ordinary shares [member] | Weighted average [member]
Disclosure of classes of share capital [line items]
Cost per share	37.06
Ordinary shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Cost per share	37.06
Preference shares [member]
Disclosure of classes of share capital [line items]
Average cost	30.90	27.04
Market price per share	42.58	33.85
Preference shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Cost per share	33.48	23.79
Preference shares [member] | Weighted average [member]
Disclosure of classes of share capital [line items]
Cost per share	36.25	30.13
Preference shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Cost per share	R$ 38.56	R$ 36.05